Insurance service expense (Tables)	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Summary of Insurance Service Expenses

	2025		2024		2023

	Insurance contracts	Investment contracts with DPF	Insurance contracts	Investment contracts with DPF	Insurance contracts	Investment contracts with DPF

Incurred claims and expenses	(7,601)	(30)	(7,954)	(43)	(8,404)	(36)

Experience adjustments on incurred claims	(1)	-	(14)	-	(17)	-

Onerous contract losses (and reversals)	(1,127)	(2)	(1,109)	-	(1,079)	-

Amortization of acquisition cash flows	(538)	-	(553)	-	(558)	-

Contracts measured under Non-PAA	(9,267)	(32)	(9,629)	(43)	(10,058)	(36)

Contracts measured under the PAA	(123)	-	(118)	-	(132)	-

Total Insurance service expenses	(9,391)	(32)	(9,747)	(43)	(10,190)	(36)